UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

ALLIANCEBERNSTEIN CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2011

Date of reporting period: August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Core Opportunities Fund

Portfolio of Investments

August 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.5%
Information Technology - 24.3%
Communications Equipment - 1.4%
ADTRAN, Inc.	43,100	$1,338,686

Computers & Peripherals - 4.5%
Apple, Inc.(a)	11,430	4,398,607

Internet Software & Services - 2.2%
Google, Inc. - Class A(a)	3,950	2,136,792

IT Services - 1.8%
Accenture PLC	16,511	884,825
VeriFone Systems, Inc.(a)	25,320	891,770

		1,776,595

Semiconductors & Semiconductor Equipment - 1.8%
Marvell Technology Group Ltd.(a)	136,826	1,799,262

Software - 12.6%
Activision Blizzard, Inc.	72,090	853,545
Aspen Technology, Inc.(a)	98,400	1,652,136
Informatica Corp.(a)	39,700	1,658,666
MICROS Systems, Inc.(a)	35,900	1,710,994
Microsoft Corp.	117,600	3,128,160
Oracle Corp.	52,900	1,484,903
TIBCO Software, Inc.(a)	84,200	1,884,396

		12,372,800

		23,822,742

Industrials - 20.0%
Aerospace & Defense - 4.3%
L-3 Communications Holdings, Inc.	18,800	1,275,016
Raytheon Co.	67,000	2,896,410

		4,171,426

Air Freight & Logistics - 1.4%
United Parcel Service, Inc. - Class B	20,100	1,354,539

Construction & Engineering - 1.0%
Fluor Corp.	15,500	941,160

Electrical Equipment - 1.7%
AMETEK, Inc.	43,740	1,709,359

Industrial Conglomerates - 2.6%
Danaher Corp.	56,700	2,597,427

Machinery - 8.1%
Actuant Corp. - Class A	65,654	1,318,332
Deere & Co.	9,300	751,626
Dover Corp.	15,690	902,489
Gardner Denver, Inc.	22,600	1,780,654
IDEX Corp.	42,900	1,595,022
Middleby Corp.(a)	11,300	910,385
Valmont Industries, Inc.	7,300	675,469

		7,933,977

Company	Shares	U.S. $ Value
Professional Services - 0.9%
Robert Half International, Inc.	35,300	$844,376

		19,552,264

Health Care - 14.8%
Biotechnology - 6.6%
Amgen, Inc.	66,800	3,701,054
Gilead Sciences, Inc.(a)	70,300	2,803,915

		6,504,969

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	33,000	1,847,340

Health Care Providers & Services - 3.7%
UnitedHealth Group, Inc.	76,330	3,627,202

Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.(a)	25,300	932,811
Covance, Inc.(a)	31,800	1,576,008

		2,508,819

		14,488,330

Energy - 13.2%
Energy Equipment & Services - 5.4%
Halliburton Co.	43,200	1,916,784
Helmerich & Payne, Inc.	11,600	661,432
National Oilwell Varco, Inc.	27,100	1,791,852
Oceaneering International, Inc.	21,600	922,104

		5,292,172

Oil, Gas & Consumable Fuels - 7.8%
Chevron Corp.	27,100	2,680,461
Exxon Mobil Corp.	22,300	1,651,092
Newfield Exploration Co.(a)	32,300	1,648,915
Noble Energy, Inc.	18,500	1,634,660

		7,615,128

		12,907,300

Financials - 10.2%
Capital Markets - 0.9%
BlackRock, Inc. - Class A	5,400	889,650

Commercial Banks - 1.5%
Wells Fargo & Co.	57,800	1,508,580

Diversified Financial Services - 2.9%
JPMorgan Chase & Co.	74,100	2,783,196

Insurance - 4.9%
ACE Ltd.	24,100	1,556,378
Axis Capital Holdings Ltd.	47,467	1,360,404
MetLife, Inc.	55,441	1,862,818

		4,779,600

		9,961,026

Company	Shares	U.S. $ Value
Consumer Discretionary - 7.0%
Auto Components - 0.9%
Autoliv, Inc.	15,900	$887,538

Automobiles - 1.5%
Harley-Davidson, Inc.	37,200	1,438,152

Internet & Catalog Retail - 0.9%
Liberty Media Corp. - Interactive(a)	53,772	850,673

Leisure Equipment & Products - 0.7%
Mattel, Inc.	26,700	717,429

Media - 3.0%
Comcast Corp. - Class A	104,500	2,247,795
Interpublic Group of Cos., Inc. (The)	76,500	660,195

		2,907,990

		6,801,782

Consumer Staples - 6.7%
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	52,300	1,878,093

Tobacco - 4.8%
Lorillard, Inc.	28,930	3,223,381
Philip Morris International, Inc.	21,500	1,490,380

		4,713,761

		6,591,854

Materials - 3.3%
Chemicals - 3.3%
CF Industries Holdings, Inc.	9,150	1,672,803
Potash Corp. of Saskatchewan, Inc.	27,300	1,582,854

		3,255,657

Total Common Stocks (cost $90,241,973)		97,380,955

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.09%(b) (cost $784,082)	784,082	784,082

Total Investments - 100.3% (cost $91,026,055)(c)		98,165,037
Other assets less liabilities - (0.3)%		(307,466)

Net Assets - 100.0%		$97,857,571

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of August 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,556,612 and gross unrealized depreciation of investments was $(3,417,630), resulting in net unrealized appreciation of $7,138,982.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Core Opportunities Fund

August 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2011:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$97,380,955		$	– 0	–	$	– 0	–	$97,380,955
Short-Term Investments	784,082			– 0	–		– 0	–	784,082

Total Investments in Securities	98,165,037			– 0	–		– 0	–	98,165,037
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total	$98,165,037		$	– 0	–	$	– 0	–	$98,165,037

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 25, 2011